As filed with the Securities and Exchange Commission on September 30, 2009

Registration Nos. 333-60561 and 811-08915

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 : ☐

PRE-EFFECTIVE AMENDMENT NO.                 ☐

POST-EFFECTIVE AMENDMENT NO. 19         (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:   ☐

POST-EFFECTIVE AMENDMENT NO. 19 (X)

(Check appropriate box or boxes)

TARGET ASSET ALLOCATION FUNDS

(Exact name of registrant as specified in charter)

GATEWAY CENTER THREE

100 MULBERRY STREET, 4TH FLOOR

NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (973) 802-6469

JONATHAN D. SHAIN, ESQ.

GATEWAY CENTER THREE

100 MULBERRY STREET, 4TH FLOOR

NEWARK, NEW JERSEY 07102-4077

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

As soon as practicable after the effective date

of the Registration Statement. It is proposed that this filing will become effective

(check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
(X)	on October 1, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

(X)	this post-effective amendment designates a new effective date for a previously filed post – effective amendment.

Title of Securities Being Registered:	Shares of Beneficial Interest, $0.01 par value per share

Parts A, B and C to the Target Asset Allocation Funds (the “Company”) Post –Effective Amendment No.17 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 17 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on July 31, 2009 (the “Post-Effective Amendment”) are herein incorporated by reference.  The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment.  The Post-Effective Amendment originally requested an effective date of September 29, 2009.  It is proposed that the Post-Effective Amendment become effective on September 30, 2009, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to have been signed on its behalf, in the City of Newark, and State of New Jersey, on the 30th day of September, 2009.

TARGET ASSET ALLOCATION FUNDS

*By:	/s/ Judy A. Rice
Judy A. Rice, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*
Linda W. Bynoe	Trustee

*	Trustee
David E.A. Carson

*
Robert E. LaBlanc	Trustee

*	Trustee
Robert F. Gunia

*	Trustee
Douglas H. McCorkindale

*	Trustee
Richard A. Redeker

*	Trustee
Judy A. Rice

*	Trustee
Robin M. Smith

*	Trustee
Stephen G. Stoneburn

*	Trustee
Kevin J. Bannon

*	Trustee
Michael S. Hyland

*	Trustee
Stephen P. Munn

*	Treasurer and Principal Financial
Grace C. Torres	and Accounting Officer

By:	/s/ Jonathan D. Shain	September 30, 2009
(Jonathan D. Shain, Attorney-in-Fact)